NET REVENUES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) g	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Revenues
Licensing		$ 100
Commercialization of product	$ 3,240
Promotional services	767
Other Revenues		1	$ 3
Total Net Revenues	$ 4,007	$ 101	$ 3
Esomeprazole
Revenues
Metric units of product | g	0.0493